Income Taxes (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Loss carry forwards for federal tax purposes will expire	expire beginning in 2032.
Federal [Member]
NOL carry forwards	$ 30,100	$ 20,900
State [Member]
NOL carry forwards	$ 15,700	$ 10,200